Shareholder Report, Holdings (Details)	Nov. 30, 2025
C000000023 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000023 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000023 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000023 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000023 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000023 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000023 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000023 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000000023 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000000023 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000023 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000023 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000000023 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000130450 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000130450 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000130450 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000130450 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000130450 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000130450 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000130450 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000130450 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000130450 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000130450 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000130450 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000130450 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000130450 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000073387 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000073387 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000073387 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000073387 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000073387 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000073387 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000073387 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000073387 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000073387 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000073387 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000073387 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000073387 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000073387 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000001376 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001376 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001376 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001376 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001376 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001376 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000001376 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001376 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000001376 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001376 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001376 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001376 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001376 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000001378 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000001378 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000001378 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000001378 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001378 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000001378 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000001378 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000001378 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000001378 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000001378 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000001378 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000001378 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000001378 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%